Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill
Goodwill

13.  Goodwill

Information about goodwill is as follows:

	Goodwill for the Years Ended December 31,
	2013	2012	2011
Balance as of January 1:
Goodwill	$2,038	$2,038	$2,038
Accumulated impairment losses	(1,714)	(1,714)	(1,714)
Balance as of December 31:	$324	$324	$324

In accordance with the goodwill guidance, goodwill is deemed to have an indefinite life and should not be amortized, but rather must be tested, at least annually, for impairment. In addition, goodwill should be tested for impairment between annual tests if an event occurs or circumstances change that would “more likely than not” reduce the estimated fair value of the Company below its carrying value.

The goodwill impairment test has two steps. Step 1 of the test identifies potential impairments, by comparing the estimated fair value of the Company to its net book value. If the estimated fair value exceeds its net book value, there is no impairment of goodwill and Step 2 is unnecessary. However, if the net book value exceeds the estimated fair value, then Step 1 is failed, and Step 2 is performed to determine the amount of the potential impairment. Step 2 utilizes acquisition accounting guidance and requires the fair value calculation of all individual assets and liabilities of the Company (excluding goodwill, but including any unrecognized intangible assets). The net fair value of assets less liabilities is then compared to the Company’s total estimated fair value as calculated in Step 1. The excess of fair value over the net asset value equals the implied fair value of goodwill. The implied fair value of goodwill is then compared to the carrying value of goodwill to determine the Company’s goodwill impairment.

During September 2011, the FASB issued amended intangibles-goodwill and other guidance. This guidance provides the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of an entity is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that its fair value is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test, described above.

In the fourth quarters of 2013, 2012 and 2011, the Company conducted its annual assessments of goodwill.

In 2013 and 2012, the Company performed a Step 1 test. Based on these tests, it was determined goodwill was not impaired.